Subsequent Events (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Vest One [Member]
Subsequent Event [Line Items]
Vest percentage	100.00%
Vest Two [Member]
Subsequent Event [Line Items]
Vest percentage	90.00%
Vest Three [Member]
Subsequent Event [Line Items]
Vest percentage	80.00%
Vest Four [Member]
Subsequent Event [Line Items]
Vest percentage	70.00%
Vest Five [Member]
Subsequent Event [Line Items]
Vest percentage	60.00%
Vest Six [Member]
Subsequent Event [Line Items]
Vest percentage	50.00%
Vest Seven [Member]
Subsequent Event [Line Items]
Vest percentage	40.00%
Vest Eight [Member]
Subsequent Event [Line Items]
Vest percentage	30.00%
Vest Nine [Member]
Subsequent Event [Line Items]
Vest percentage	20.00%
Vest Ten [Member]
Subsequent Event [Line Items]
Vest percentage	0.00%
Range One [Member] | Maximum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	100.00%
Range One [Member] | Minimum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	90.00%
Range Two [Member] | Maximum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	90.00%
Range Two [Member] | Minimum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	80.00%
Range Three [Member] | Maximum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	80.00%
Range Three [Member] | Minimum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	70.00%
Range Four [Member] | Maximum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	70.00%
Range Four [Member] | Minimum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	60.00%
Range Five [Member] | Maximum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	60.00%
Range Five [Member] | Minimum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	50.00%
Range Six [Member] | Maximum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	50.00%
Range Six [Member] | Minimum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	40.00%
Range Seven [Member] | Maximum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	40.00%
Range Seven [Member] | Minimum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	30.00%
Range Eight [Member] | Maximum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	30.00%
Range Eight [Member] | Minimum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	20.00%
Range Nine [Member] | Maximum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	20.00%
Range Nine [Member] | Minimum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	10.00%
Range Ten [Member] | Maximum [Member]
Subsequent Event [Line Items]
Revenue as a percentage	10.00%
Subsequent Event [Member] | July 1, 2014 - June 30, 2015
Subsequent Event [Line Items]
Revenue Targets	$ 9,911,000
Subsequent Event [Member] | July 1, 2015 - June 30, 2016
Subsequent Event [Line Items]
Revenue Targets	18,921,000
Subsequent Event [Member] | July 1, 2016 - June 30, 2017
Subsequent Event [Line Items]
Revenue Targets	$ 24,327,000